Shareholders' equity	12 Months Ended
Sep. 30, 2023
Shareholders' equity
Shareholders' equity

CAPITAL AND DIVIDENDS

Note 26. Shareholders’ equity

Accounting policy

Share capital

Ordinary shares are recognised at the amount paid up per ordinary share, net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within the Group. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests

Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.

Reserves

Foreign currency translation reserve

Exchange differences arising on translation of the Group’s foreign operations, and any offsetting gains or losses on hedging the net investment are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Debt securities at FVOCI reserve

This reserve comprises the changes in fair value of debt securities measured at FVOCI (except for interest income, impairment charges and FX gains and losses which are recognised in the income statement), net of any related hedge accounting adjustments and tax. These changes are transferred to the income statement when the asset is disposed.

Equity securities at FVOCI reserve

This reserve comprises the changes in fair value of equity securities measured at FVOCI, net of tax. These changes are not transferred to the income statement when the asset is disposed.

Cash flow hedge reserve

This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.

Share-based payment reserve

This comprises the fair value of equity-settled share-based payments recognised as an expense.

Other reserves

Other reserves for the Parent Entity relate to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.

Other reserves for the Group consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.

The amount recorded in other reserves reflects the difference between the amount by which NCI are adjusted and the fair value of any consideration paid or received.

Note 26. Shareholders’ equity (continued)

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Share capital
Ordinary share capital, fully paid	39,826	39,666	39,826	39,666
Treasury shares[1]	(702)	(655)	(760)	(713)
Total share capital	39,124	39,011	39,066	38,953
NCI	44	57	-	-

1.	2023: 5,249,663 unvested RSP and EIP treasury shares held (2022: 5,086,660).

Ordinary shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2023	2022
Opening balance	3,501,127,694	3,668,591,808
Dividend reinvestment plan[2]	7,949,266	-
Issued shares for the year	7,949,266	-
Off-market share buy-back[3]	-	(167,464,114)
Closing balance	3,509,076,960	3,501,127,694

2.	DRP participants received shares at an average price per share of $23.86 for the 2022 final dividend, which increased share capital by $192 million, including related issuance costs of $2m.

The DRP for the 2022 interim dividend and 2021 final dividend did not impact the number of ordinary shares on issue as Westpac arranged for the purchase of the shares from the market to satisfy the DRP. These DRP resulted in the transfer to DRP participants:

- 2022 interim dividend: 9,971,443 ordinary shares at an average price of $23.96; and

- 2021 final dividend: 10,286,188 ordinary shares at an average price per share of $22.34.

3.

In 2022, the Group completed a $3.5 billion off-market share buy-back of 167,464,114 Westpac ordinary share at $20.90 which included a fully franked dividend component of $9.56 per share ($1,601 million) and a capital component of $11.34 per share ($1,902 million including transaction costs). The shares bought back were subsequently cancelled.

Ordinary shares purchased on-market

	2023
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	1,156,722	23.79
RSP[4]	2,061,377	23.40
Westpac Performance Plan (WPP) - share rights exercised	182,624	22.70
Total number of ordinary shares purchased on market	3,400,723	-

4.	Ordinary shares allocated to employees under the RSP and EIP are classified as treasury shares until the shares vest.

For details of the share-based payment arrangements refer to Note 31.

Note 26. Shareholders’ equity (continued)

Reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Debt securities at FVOCI reserve
Balance as at beginning of year	62	443	313	499
Net gains/(losses) from changes in fair value	(187)	(329)	(179)	(47)
Income tax effect	59	88	53	12
Transferred to income statements	(125)	(254)	(125)	(254)
Income tax effect	39	78	39	78
Loss allowance on debt securities measured at FVOCI	1	(2)	1	(2)
Other	(14)	38	1	27
Balance as at end of year	(165)	62	103	313
Equity securities at FVOCI reserve
Balance as at beginning of year	136	44	5	(2)
Net gains/(losses) from changes in fair value	(19)	92	(29)	7
Income tax effect	9	-	9	-
Balance as at end of year	126	136	(15)	5
Share-based payment reserve
Balance as at beginning of year	1,893	1,806	1,784	1,697
Share-based payment expense	90	87	90	87
Balance as at end of year	1,983	1,893	1,874	1,784
Cash flow hedge reserve[1]
Balance as at beginning of year	813	196	440	135
Net gains/(losses) from changes in fair value	(635)	1,107	(570)	866
Income tax effect	189	(328)	171	(261)
Transferred to income statements	(309)	(237)	(349)	(430)
Income tax effect	94	75	105	130
Balance as at end of year	152	813	(203)	440
Foreign currency translation reserve
Balance as at beginning of year	(505)	(241)	(195)	(222)
Exchange differences on translation of foreign operations	522	(500)	151	12
Gains/(losses) on net investment hedges	(155)	236	(97)	15
Balance as at end of year	(138)	(505)	(141)	(195)
Other reserves
Balance as at beginning of year	(21)	(21)	41	41
Transactions with owners	(2)	-	-	-
Balance as at end of year	(23)	(21)	41	41
Total reserves	1,935	2,378	1,659	2,388

1.	Comparative amounts have been revised to align to current year presentation.